SCHEDULE OF DERIVATIVE WARRANT LIABILITY (Details) - USD ($)							12 Months Ended
	Oct. 07, 2025	Jul. 17, 2025	May 22, 2025	Sep. 25, 2024	May 03, 2024	Jan. 24, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Stock price							$ 6.33	$ 8.39	$ 1.25
Warrant exercise price									$ 1.52
Warrant expected life.									5 years
Volatility	91.875%	88.65%	88.65%		83.00%	78.35%		88.05%	75.66%
Dividend yield	0.00%	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Risk free interest rate	3.71%	3.10%	2.96%	3.67%		3.50%	3.55%	2.93%	3.54%
Fair value of derivative warrant liability							$ 135,631,585	$ 35,750,607	$ 1,002,264
Number of warrants							$ 29,253,826	$ 8,298,912	$ 1,786,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price							$ 1.09	$ 1.52
Warrant expected life.							3 years 25 days	3 years 11 months 4 days
Volatility							93.70%	85.75%	82.17%
Risk free interest rate								2.99%	2.88%
Top of range [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price							$ 6.00	$ 8.39
Warrant expected life.							4 years 9 months 7 days	4 years 11 months 4 days
Volatility							105.78%	86.97%	82.45%
Risk free interest rate								3.55%	3.48%